Other notes - Additional disclosures on financial instruments, narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Other comprehensive income, net of tax, cash flow hedges	€ 82	€ 752	€ 0
Derivatives
Disclosure of financial assets [line items]
Reclassification of financial assets out of other comprehensive income into finance result	0	0	0
Derivatives | Financial Result
Disclosure of financial assets [line items]
Net income (expense) from the valuation of derivatives	(4,259)	218	(3,414)
Derivatives | Operating Result
Disclosure of financial assets [line items]
Net income (expense) from the valuation of derivatives	€ 0	€ 14	€ (877)
Commodity derivatives
Disclosure of financial assets [line items]
Commodity derivative agreement, maturity period		3 months
Commodity derivative agreement, sales time delay following maturity period (up to)		2 months